Divestitures - Schedule of Assets and Liabilities of Business Held for Sale (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 270.1	$ 465.2	$ 643.2	$ 673.6
Other receivables, net (Note 8)	285.7	269.4
Property, Plant and Equipment including Oil and Gas Property, Net	0.0	0.0
Other assets	43.7	62.8
Long Term Debt Current And Non Current	5,705.1	5,465.6
Accounts Payable and Accrued Liabilities, Current	632.3	589.8
Other liabilities	26.2	26.0
Insurance Segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Investment	23,211.1	21,160.6
Disposal Group, Including Discontinued Operations, Funds Withheld Receivables	742.7	671.6
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	914.5	896.0
Disposal Group, Including Discontinued Operation, Accrued Investment Income	231.3	213.7
Disposal Group, Including Discontinued Operation, Reinsurance Recoverable	2,358.8	2,344.4
Disposal Group, Including Discontinued Operation, Intangible Assets	1,163.6	1,065.5
Disposal Group, Including Discontinued Operation, Other Assets	125.4	295.3
Disposal Group, Including Discontinued Operation, Write-down of assets held for sale to fair value less costs to sell	(421.2)	(362.8)
Disposal Group, Including Discontinued Operation, Assets	28,326.2	26,284.3
Disposal Group, Including Discontinued Operation, Insurance Reserves	24,989.6	23,404.6
Disposal Group, Including Discontinued Operation, Debt	405.0	398.8
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities	56.2	63.1
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Current	68.0	9.9
Disposal Group, Including Discontinued Operation, Other Liabilities	831.9	677.4
Disposal Group, Including Discontinued Operation, Liabilities	26,350.7	$ 24,553.8
FGL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Write-down of assets held for sale to fair value less costs to sell	$ 402.2